CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	$ 2,160.8	$ 2,422.0
Gross unrealized gain of marketable securities by contractual maturity	3.1	3.0
Gross unrealized loss of marketable securities by contractual maturity	(20.3)	(55.5)
Fair value of marketable securities by contractual maturities	2,143.6	2,369.5
Within One Year [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	736.3	956.6
Gross unrealized gain of marketable securities by contractual maturity	0.3	0.0
Gross unrealized loss of marketable securities by contractual maturity	(4.9)	(16.8)
Fair value of marketable securities by contractual maturities	731.7	939.8
After One Year Through Five Years [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	1,424.5	1,465.4
Gross unrealized gain of marketable securities by contractual maturity	2.8	3.0
Gross unrealized loss of marketable securities by contractual maturity	(15.4)	(38.7)
Fair value of marketable securities by contractual maturities	$ 1,411.9	$ 1,429.7